RELATED PARTY TRANSACTIONS AND BALANCES - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	¥ 335	$ 52	¥ 1,277
Allowance	(135)	(21)
Amounts due from related parties, net	200	31	1,277
Due to related parties	2,471	388	4,130
Anpai
Related Party Transaction [Line Items]
Due from related parties			215
Shanghai Yulin
Related Party Transaction [Line Items]
Due from related parties	10	2	13
Shanghai Muqing jiahe
Related Party Transaction [Line Items]
Due from related parties	9	1	9
Anpac Beijing
Related Party Transaction [Line Items]
Due from related parties	200	31	200
Xuedong Du
Related Party Transaction [Line Items]
Due from related parties	116	18	832
Xing Pu
Related Party Transaction [Line Items]
Due from related parties			8
Rouou Ying
Related Party Transaction [Line Items]
Due to related parties			4
Shanghai muqing industrial
Related Party Transaction [Line Items]
Due to related parties	131	21	68
CRS
Related Party Transaction [Line Items]
Due to related parties			2,802
Zhijun
Related Party Transaction [Line Items]
Due to related parties	55	9	55
Jiangsu Anpac
Related Party Transaction [Line Items]
Due to related parties	3		302
Jiaxing Zhijun
Related Party Transaction [Line Items]
Due to related parties	856	134	877
Weidong Dai
Related Party Transaction [Line Items]
Due to related parties	10	2	¥ 22
Advance Life
Related Party Transaction [Line Items]
Due to related parties	¥ 491	$ 77
Advance Life | Advance Life
Related Party Transaction [Line Items]
Percentage of equity interest	40.00%	40.00%
Annadi
Related Party Transaction [Line Items]
Due to related parties	¥ 925	$ 145